Organization and Principal Activities	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

Scienjoy Holding Corporation (the “Company” or “Scienjoy”) through its subsidiaries, and variable interest entities(“VIE”) and its subsidiaries (collectively the “Group”) are principally engaged in operating its own live streaming platforms in the People’s Republic of China (the “PRC”), which enable users to view and interact with broadcasters through online chat, virtual items and playing games. The primary theme of the Company’s platform is entertainment live streaming.

(a) Reverse recapitalization

On May 7, 2020, the Company, formerly known as Wealthbridge Acquisition Limited (“Wealthbridge”), consummated the transactions (the “SPAC Transaction”) contemplated by the Share Exchange Agreement (the “Share Exchange Agreement”) dated as of October 28, 2019, pursuant to which the Company acquired 100% of the issued and outstanding equity interests of Scienjoy Inc. and changed its name to Scienjoy Holding Corporation. Upon the closing of the Transaction, the Company acquired 100% of the issued and outstanding equity interests of Scienjoy Inc. in exchange for approximately in aggregated of 19.4 million Class A ordinary shares, including 3 million Class A ordinary shares as part of earn-out consideration that was issued to the previous owners of Scienjoy Inc. (Note -2). Scienjoy Inc. was determined to be the accounting acquirer given that the original shareholders of Scienjoy Inc. effectively controlled the combined entity after the Transaction. The Transaction is not a business combination because Wealthbridge was not a business. The transaction is accounted for as a reverse recapitalization, which is equivalent to the issuance of shares by Scienjoy Inc. for the net monetary assets of Wealthbridge, accompanied by a recapitalization. Scienjoy Inc. is determined as the predecessor, and the historical financial statements of Scienjoy Inc. became the Company’s historical financial statements, with retrospective adjustments to give effect of the reverse recapitalization. The share and per share data is retrospectively restated to give effect to the reverse recapitalization.

(b) Reorganization

On January 1, 2018, Tongfang Investment Fund Series SPC (“TF”) completed the acquisition of a 65% equity interest in Sixiang Times (Beijing) Technology Co., Ltd (“Sixiang Times”) from NQ Mobile Inc. Through the acquisition of Sixiang Times, TF acquired a controlling position in Holgus Sixiang Information Technology Co., Ltd (“Holgus X”), Kashgar Sixiang Times Internet Technology Co., Ltd (“Kashgar Times”), Beijing Sixiang Shiguang Technology Co., Ltd (“SG”), Hai Xiu (Beijing) Technology Co., Ltd (“HX”) and Beijing Le Hai Technology Co., Ltd (“LH”).

On May 18, 2017, Scienjoy Inc. established its wholly owned subsidiary in Hong Kong, Scienjoy International Limited (“Scienjoy HK”), as a holding company holding all of the outstanding shares of Sixiang Wuxian (Beijing) Technology Co., Ltd (“WXBJ”) which was established in PRC on October 17, 2017 under the laws of the People’s Republic of China as a holding company holding all of the equity interest of Sixiang Zhihui (Beijing) Technology Co., Ltd. (“ZH”),which was incorporated on July 5, 2018.

Scienjoy Inc. established ZH (through WXBJ), as a holding company for purpose of holding all of the outstanding equity interest of Holgus X and Kashgar Times, as follows:

(i)	On July 18, 2018, Sixiang Times and ZH executed an equity transfer agreement. Pursuant to the agreement, 100% equity interest in Holgus X was transferred to ZH.

(ii)	On July 24, 2018, Sixiang Times and ZH executed an equity transfer agreement. Pursuant to the agreement, 100% equity interest in Kashgar Times was transferred to ZH. In consideration of the transfer, the Company paid RMB10,000 to the former shareholders of Kashgar Times.

On November 16, 2018, Sixiang Times and other minority shareholders respectively entered into certain equity transfer agreements with Sixiang Huizhi (Beijing) Technology Culture Co., Ltd. (“HZ”) and Tianjin Sihui Peiying Technology Co., Ltd. (“SY”), and transfer 100% equity interest in SG to HZ, and transfer 100% equity interest in HX and LH to HZ and SY accordingly. Both HZ and SY were ultimately controlled by TF.

On January 28, 2019, HZ and SY executed equity transfer agreement with Zhihui Qiyuan (Beijing) Technology Co., Ltd. (“QY”). Pursuant to the agreement, 100% equity interest in SG, HX and LH were transferred to QY which is ultimately controlled by TF. In consideration of the transfer, Scienjoy Inc. paid RMB 32,000 to the former shareholders of SG, HX and LH.

On January 29, 2019, Scienjoy Inc., through its wholly owned subsidiary WXBJ, entered into a series of contractual arrangements (VIE Agreements) with QY and its respective shareholders, and in substance controlled all equity shares, risk and reward of SG, HX and LH through QY accordingly as a primary beneficiary of QY.

On January 29, 2019, Scienjoy Inc. completed its reorganization of entities under the common control of the founders. Scienjoy, Scienjoy HK, WXBJ and ZH were established as holding Companies. WXBJ holds 100% of equity interests of ZH which holds 100% of equity interest in Kashgar Times and Holgus X. WXBJ is the primary beneficiary of QY which holds 100% equity interest in SG, HX and LH. These transactions were between entities under common control, and therefore accounted for in a manner similar to the pooling of interest method. Under the pooling-of-interests method, combination between two businesses under common control is accounted for at carrying amounts with retrospective adjustment of prior period financial statements, and the equity accounts of the combining entities are combined and the difference between the consideration paid and the net assets acquired is reflected as an equity transaction (i.e., distribution to parent company). As opposed to the purchase method of accounting, no intangible assets are recognized in the transaction, and no goodwill is recognized as a result of the combination.

(c) Recent developments

In December 2019, a novel strain of coronavirus (COVID-19) surfaced. COVID-19 has spread rapidly to many parts of the PRC and other parts of the world in the first half of 2020, which has caused significant volatility in the PRC and international markets. After the initial outbreak of COVID-19, from time to time, some instances of COVID-19 infections have emerged in various regions of China, including the infections caused by the Omicron variants in 2022. For example, a wave of infections caused by the Omicron variants emerged in Shanghai in 2022, and a series of restrictions and quarantines were implemented to contain the spread. Our Beijing and Hangzhou office did not work at full capacity for approximately two months when these restrictive measures are in force, which negatively affected our operational and financial results. Many of the restrictive measures previously adopted by the PRC governments at various levels to control the spread of the COVID-19 virus have been revoked or replaced with more flexible measures since December 2022. While the revocation or replacement of the restrictive measures to contain the COVID-19 pandemic could have a positive impact on our normal operations, the extent of the impact on the Company’s future financial results will be dependent on future developments such as the length and severity of the crisis, the potential resurgence of the crisis, future government actions in response to the crisis and the overall impact of the COVID-19 pandemic on the global economy and capital markets, among many other factors, all of which remain highly uncertain and unpredictable. Given this uncertainty, the Company is currently unable to quantify the expected impact of the COVID-19 pandemic on its future operations, financial condition, liquidity and results of operations if the current situation continues.

On January 1, 2022, the Company closed an Equity Acquisition Framework Agreement (the “Framework Agreement”) with Golden Shield Enterprises Limited (“Golden Shield”), Beijing Weiliantong Technology Co., Ltd. (“Weiliantong”), The Company acquired 100% of the issued and outstanding securities of Weiliantong and Golden Shield for an aggregate consideration of RMB280,000 (approximately US$ 40,600)

On January 4, 2022, the Company set up a new subsidiary, Sixiang Zhihui (Zhejiang) Culture Technology Co., Ltd. for general corporate purpose.

On January 25, 2022, SG consummated the acquisition of the 100% equity interest in Chuangda Zhihui (Beijing) Technology Co., Ltd. (“CDZH”) and its wholly owned subsidiary, Beijing Huayi Dongchen Technology Co., Ltd. (“HYDC”) from its original shareholders for a cash consideration of RMB100 (US$14).

On February 15, 2022, QYHN established a 51% owned subsidiary Hongcheng Huiying (Hangzhou) Technology Industry Development Co., Ltd. (“HCHY”) in Zhejiang, PRC to provide information technology service.

On April 7, 2022, Sixiang Qiyuan(Hangzhou) Culture Technology Co., Ltd (“QYHZ”) and its several wholly owned subsidiaries were established in Zhejiang, PRC to provide information technology service. QYHZ is controlled through contractual agreement in lieu of direct equity ownership by WXZJ.

On April 28, 2022, Scienjoy HK established a wholly owned subsidiary Sixiang Wuxian (Zhejiang) Culture Technology Co. Ltd. (“WXZJ”) and its subsidiary Sixiang Zhihui(Zhejiang) Culture Technology Co., Ltd (“ZHZJ”) in Zhejiang, PRC to provide information technology service.

On June 30, 2022, WXBJ established a wholly owned subsidiary Sixiang Yingyue (Shanghai) Technology Co., Ltd (“SXYY”), in Shanghai, PRC to provide information technology service.

(d) Organization

Subsidiaries of the Company and VIEs where the Company is the primary beneficiary include the following:

Subsidiaries	Date of incorporation	Place of incorporation	Percentage of direct/indirect ownership	Principal activities
Scienjoy Inc.	February 23, 2017	Cayman Islands	100%	Holding Company
Scienjoy International Limited (“Scienjoy HK”)	May 18, 2017	Hong Kong	100%	Holding Company
Scienjoy BeeLive Limited (formerly known as Sciscape International Limited, “SIL”)	December 18, 2017	Hong Kong	100%	Live streaming platform
Golden Shield Enterprises Limited (“Golden Shield”)	September 28, 2021	British Virgin Islands	100%	Holding Company
Sixiang Wuxian (Beijing) Technology Co., Ltd. (“WXBJ”) (a wholly owned subsidiary of Scienjoy HK)	October 17, 2017	The PRC	100%	Holding Company
Sixiang Zhihui (Beijing) Technology Co., Ltd. (“ZH”) (a wholly owned subsidiary of WXBJ)	July 5, 2018	The PRC	100%	Holding Company
Sixiang Yingyue (Shanghai) Technology Co., Ltd(“SXYY”) (a wholly owned subsidiary of WXBJ)	June 30, 2022	The PRC	100%	Information technology
Holgus Sixiang Information Technology Co., Ltd. (“Holgus X”) (a wholly owned subsidiary of ZH)	May 9, 2017	The PRC	100%	Live streaming platform
Kashgar Sixiang Times Internet Technology Co., Ltd. (“Kashgar Times”) (a wholly owned subsidiary of ZH)	March 2, 2016	The PRC	100%	Live streaming platform
Kashgar Sixiang Lehong Information Technology Co., Ltd (“Kashgar Lehong”) (a wholly owned subsidiary of ZH)	July 23, 2020	The PRC	100%	Information technology
Holgus Sixiang Haohan Internet Technology Co., Ltd. (“Holgus H”) (a wholly owned subsidiary of ZH)	December 11, 2020	The PRC	100%	Information technology
Sixiang ZhiHui (Hainan) Technology Co., Ltd (“ZHHN”) (a wholly owned subsidiary of ZH)	December 23, 2020	The PRC	100%	Live streaming platform
Sixiang Wuxian (Zhejiang) Culture Technology Co., Ltd (“WXZJ”) (a wholly owned subsidiary of Scienjoy HK)	April 28, 2022	The PRC	100%	Information technology
Sixiang Zhihui (Zhejiang) Culture Technology Co., Ltd (“ZHZJ”) (a wholly owned subsidiary of WXZJ)	January 4, 2022	The PRC	100%	Information technology

VIEs
Zhihui Qiyuan (Beijing) Technology Co., Ltd. (“QY”) (Controlled through contractual agreements by WXBJ)	January 22, 2019	The PRC	100%	Holding Company
Beijing Sixiang Shiguang Technology Co., Ltd. (“SG”) (a wholly owned subsidiary of QY)	October 28, 2011	The PRC	100%	Live streaming platform
Hai Xiu (Beijing) Technology Co., Ltd. (“HX”) (a wholly owned subsidiary of QY)	April 18, 2016	The PRC	100%	Live streaming platform
Beijing Le Hai Technology Co., Ltd. (“LH”) (a wholly owned subsidiary of QY)	June 16, 2015	The PRC	100%	Live streaming platform
Lixiaozhi (Chongqing) Internet Technology Co., Ltd. (“LXZ”) (a wholly owned subsidiary of SG) *	July 18, 2018	The PRC	100%	Live streaming platform
Sixiang Mifeng (Tianjin) Technology Co., Ltd (“DF”, formerly known as Tianjin Guangju Dingfei Technology Co., Ltd) (a wholly owned subsidiary of QY)	August 8, 2016	The PRC	100%	Live streaming platform
Changxiang Infinite Technology (Beijing) Co., Ltd. (“CX”) (a wholly owned subsidiary of DF)	September 22, 2016	The PRC	100%	Live streaming platform
Zhihui QiYuan (Hainan) Investment Co., Ltd (“QYHN”) (a wholly owned subsidiary of QY)	March 2, 2021	The PRC	100%	Live streaming platform
Shanhai Weilan (Beijing) Technology Co., Ltd (“SHWL”) (a wholly owned subsidiary of SG) **	September 27, 2021	The PRC	100%	Live streaming platform
Shihuai (Beijing) Technology Co., Ltd (“SH”) (a wholly owned subsidiary of SG) **	September 29, 2021	The PRC	100%	Live streaming platform
Huayu Hefeng (Qingdao) Technology Co., Ltd (“HYHF”) (a wholly owned subsidiary of SG)	September 29, 2021	The PRC	100%	Live streaming platform
Beijing Weiliantong Technology Co., Ltd.(“WLT”) (a wholly owned subsidiary of QY)	July 28, 2015	The PRC	100%	Live streaming platform
Chuangda Zhihui (Beijing) Technology Co., Ltd.(“CDZH”) (a wholly owned subsidiary of SG)	November 30, 2015	The PRC	100%	Live streaming platform
Beijing Huayi Dongchen Technology Co., Ltd. (“HYDC”) (a wholly owned subsidiary of CDZH)	February 6, 2015	The PRC	100%	Live streaming platform
Hongcheng Huiying (Zhejiang)Technology Industry Development Co., Ltd(“HCHY”) (a 51% owned subsidiary of QYHN)	February 15, 2022	The PRC	51%	Live streaming platform
Sixiang Qiyuan (Hangzhou) Culture Technology Co., Ltd (“QYHZ”) (Controlled through contractual agreements by WXZJ)	March 30, 2022	The PRC	100%	Holding Company
Xiuli (Zhejiang) Culture Technology Co., Ltd (“XLZJ”) (a wholly owned subsidiary of QYHZ)	April 7, 2022	The PRC	100%	Live streaming platform
Leku (Zhejiang) Culture Technology Co., Ltd (“LKZJ”) (a wholly owned subsidiary of QYHZ)	April 7, 2022	The PRC	100%	Live streaming platform
Haifan (Zhejiang) Culture Technology Co., Ltd (“HFZJ”) (a wholly owned subsidiary of QYHZ)	April 7, 2022	The PRC	100%	Live streaming platform
Xiangfeng (Zhejiang) Culture Technology Co., Ltd (“XFZJ”) (a wholly owned subsidiary of QYHZ)	April 7, 2022	The PRC	100%	Live streaming platform
Hongren (Zhejiang) Culture Technology Co., Ltd (“HRZJ”) (a wholly owned subsidiary of QYHZ)	April 7, 2022	The PRC	100%	Live streaming platform

*	LXZ was deregistered in July, 2022. Since this entity was inactive, the deregistration does not have a material impact to the Company’s consolidated financial statements for the years ended December 31 2020, 2021 and 2022.

**	On December 31, 2022, the Board approved to the sale of the Company’s 100% ownership interest in SHWL and SH to third parties for a nominal consideration because SHWL and SH has not commenced any operation since their inception. Management determined that this disposition did not represent a strategic shift and had no significant effect on the Company’s operations and financial results; therefore, no discontinued operations were presented.

On January 29, 2019, the Company completed its reorganization of entities under the common control of the founders. Scienjoy, Scienjoy HK, WXBJ and ZH were established as holding Companies. WXBJ holds 100% of equity interests of ZH which holds 100% of equity interest in Kashgar Times and Holgus X. WXBJ is the primary beneficiary of QY which holds 100% equity interest in SG, HX and LH (collectively “QY VIEs”). All of these entities included in the Company are under common control, which results in the consolidation of QY and ZH which have been accounted for as a reorganization of entities under common control at carry value. The consolidated financial statements are prepared on the basis as if the reorganization became effective as of the beginning of the first period presented in the accompanying consolidated financial statements of the Company.

Contracts between the Company and the QY VIEs

Foreign ownership of Internet-based businesses, including distribution of online information (such as game content provider), is subject to restrictions under current PRC laws, regulations, and other applicable laws and regulations. The Company is a Cayman Island company and WXBJ and WXZJ (its PRC subsidiaries) are considered foreign invested enterprises. To comply with these regulations, the Company operates the live streaming platforms through SG, HX and LH in PRC (its consolidated VIE). As such, QY is controlled through contractual arrangements in lieu of direct equity ownership by the Company or any of its subsidiaries. Such contractual arrangements consist of a series of three agreements and a shareholder power of attorney (collectively the “Contractual Arrangements”, which were signed on January 29, 2019).

The following is a summary of the various VIE agreements:

Exclusive Option Agreements

Pursuant to the exclusive option agreement (including its amendment or supplementary agreements, if any, the “Exclusive Option Agreement”) amongst WXBJ, QY and the nominee shareholders who collectively owned all of QY, the nominee shareholders irrevocably granted WXBJ or its designated party, an exclusive option to purchase all or part of the equity interests held by the nominee shareholders in QY, when and to the extent permitted under PRC law, at an amount equal to the lowest permissible purchase price as set by PRC law. QY cannot declare any profit distributions, or create any encumbrances in any form without the prior written consent of WXBJ. The nominee shareholders must remit in full any funds received from QY to WXBJ, in the event any distributions are made by the VIE pursuant to any written consents of WXBJ.

The Exclusive Option Agreement shall remain effective for twenty (20) years and shall be automatically extended for an additional period of one (1) year. The additional period automatically enters the renewal extension of one (1) year at the end of each extended additional period. WXBJ has the right to terminate this agreement at any time after giving a thirty (30) days’ prior termination notice.

Exclusive Business Cooperation Agreements

Pursuant to the exclusive business cooperation agreement (including its amendment or supplementary agreements, if any, the “Exclusive Business Cooperation Agreement”) between WXBJ and the VIE, WXBJ is to provide exclusive business support, technical and consulting services related to all technologies needed for its business in return for fees that equals to all of the consolidated net income after offsetting previous year’s loss (if any) of SG, HX and LH.

The service fees may be adjusted by WXBJ based on the following factors:

●	complexity and difficulty of the services pursuant to the business cooperation agreement to the VIE during the month (the “Monthly Services”)

●	the number of WXBJ’s employees who provided the Monthly Services and the qualifications of the employees;

●	the number of hours WXBJ’s employees spent to provide the Monthly Services;

●	nature and value of the Monthly Services;

●	market reference price; and

●	the VIE’ operating conditions for the month.

The term of the Exclusive Business Cooperation Agreement is twenty (20) years and shall be automatically extended for an additional period of one (1) year. The additional period automatically enters the renewal extension of one (1) year at the end of each extended additional period. Besides, WXBJ has the right to terminate this agreement at any time after giving a thirty (30) days’ prior termination notice.

Power of Attorney Agreements

The nominee shareholders entered into the power of attorney agreement (including its amendment or supplementary agreements, if any, the “Power of Attorney Agreement”) whereby they granted an irrevocable proxy of the voting rights underlying their respective equity interests in the VIE to WXBJ, which includes, but are not limited to, all the shareholders’ rights and voting rights empowered to the nominee shareholders by the PRC company law and the VIE’s Article of Association. The power of attorney remains irrevocable and continuously valid from the date of execution so long as each shareholder remains as a shareholder of QY.

Share Pledge Agreements

Pursuant to the share pledge agreement (including its amendment or supplementary agreements, if any, the “Share Pledge Agreement”) between WXBJ, QY and the nominee shareholders, the nominee shareholders have pledged all their equity interests in the VIE to guarantee the performance of the VIE’ obligations under the Exclusive Option Agreement, Exclusive Business Cooperation Agreement and Power of Attorney Agreement.

If the VIE breaches their respective contractual obligations under those agreements, WXBJ, as pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests. The nominee shareholders agreed not to transfer, sell, pledge, dispose of or otherwise create any new encumbrance on their equity interests in the VIE without the prior written consent of WXBJ. The Share Pledge Agreement shall be continuously valid until all the its obligations under the VIE Agreements have been fulfilled, or the VIE Agreements are terminated, or the secured debts has been fully executed.

Based on the foregoing contractual arrangements, which grant WXBJ effective control of QY and its subsidiaries and obligate WXBJ to absorb all of the risk of loss from their activities and enable WXBJ to receive all of their expected residual returns, the Company accounts for QY as a VIE. Accordingly, the Company consolidates the accounts of QY for the periods presented herein, in accordance with Regulation S-X-3A-02 promulgated by the Securities Exchange Commission (“SEC”) and Accounting Standards Codification (“ASC”) 810-10, Consolidation.

Contractual Arrangements among WXZJ, QYHZ, and the Shareholders of QYHZ.

On June 1, 2022, the Company through its wholly-owned subsidiary, Sixiang Infinite (Zhejiang) Culture Technology Co., Ltd. (WXZJ), entered into a series of contractual arrangements with QYHZ (Hangzhou) Culture Technology Co., Ltd. (“QYHZ”) and its shareholders, thereby in substance obtained control over all equity shares, risks and economic benefits of Xiuli (Zhejiang) Culture Technology Co., Ltd., Leku (Zhejiang) Culture Technology Co., Ltd., Haifan (Zhejiang) Culture Technology Co., Ltd., Xiangfeng (Zhejiang) Culture Technology Co., Ltd. and Hongren (Zhejiang) Culture Technology Co., Ltd. The Company will commence its operations in Hangzhou after effecting the agreements under such contractual arrangements (the “VIE Agreements”) as de scribed below. The Company intends to integrate its supply chain resources, local resources, and geographical advantages to achieve rapid growth in livestreaming commerce, Multi-Channel Network development, and new technology development, as well as accelerating the development of a Metaverse eco-system.

Materials terms and conditions of the VIE Agreements, including an Exclusive Option Agreement, the Power of Attorney Agreement, a Share Pledge Agreement and an Exclusive Business Cooperation Agreement, are described as follows:

Exclusive Option Agreement.

Pursuant to the Exclusive Option Agreement (including any supplementary agreement thereto, if any) entered into by and among WXZJ, QYHZ and all the shareholders of QYHZ, the shareholders of QYHZ hereby irrevocably grant to WXZJ or its designee, to the extent permitted by the laws of the People’s Republic of China, the exclusive right to purchase all or part of the equity interest held by such shareholders at the lowest purchase price permitted by the laws of the People’s Republic of China. Without the written consent of WXZJ, QYHZ may not distribute any profits or create any encumbrance in any manner. If QYHZ makes the profit distribution with WXZJ’s written consent, QYHZ’s shareholders shall pay all of any funds received by them to WXZJ.

The term of the Exclusive Option Agreement is twenty years and will be automatically renewed for one year. Upon the expiration of each renewed term, the Exclusive Option Agreement will be automatically renewed for one year. In the meantime, WXZJ shall have the right to terminate the Exclusive Option Agreement at any time by giving a three days’ prior notice.

Power of Attorney Agreements.

WXZJ has entered into a Power of Attorney Agreement (the “Power of Attorney,” including any supplementary agreements, if any) with each shareholder of QYHZ, pursuant to which each such shareholder grants the proxy rights to Zhejiang WFOE in connection with his equity interest in QYHZ, including, without limitation, all the shareholders’ beneficial rights and voting rights conferred by the Company Law of the People’s Republic of China and the Articles of Association of QYHZ. Each Power of Attorney Agreement shall be irrevocable from the date of execution and shall continue to be valid until the relevant shareholder no longer holds QYHZ’s equity interest.

Share Pledge Agreement.

In accordance with the Share Pledge Contract (including any supplementary agreement thereto, if any) entered into by and among Zhejiang WFOE, QYHZ and each of the shareholders of QYHZ, each shareholder of QYHZ has pledged all of QYHZ’s equity interest held by such shareholder to guarantee the respective performance of QYHZ and such shareholder under the Exclusive Option Contract, the Exclusive Business Cooperation Agreement and the Power of Attorney Agreement, as applicable.

If QYHZ or any of its shareholders breaches its contractual obligations under any VIE Agreements, Zhejiang WFOE, as the pledgee, will have certain rights, including the sale of the pledged equity interest. The shareholders agree that, without the prior written consent of Zhejiang WFOE, they shall not transfer, sell, pledge, dispose of or in any other manner create any new encumbrance upon their equity interest in QYHZ. The Share Pledge Agreement shall remain effective until all obligations under the VIE Agreements have been performed, or the VIE Agreements have been terminated, or all obligations under the VIE Agreements have been fully performed.

Exclusive Business Cooperation Agreement

In accordance with the Exclusive Business Cooperation Agreement between WXZJ and QYHZ (including supplementary agreements thereto, if any), WXZJ will provide QYHZ with exclusive business support and all business-related technologies and consulting services in order to obtain the fees equal to the consolidated net income of Xiuli (Zhejiang) Culture Tech Co., Ltd., Leku (Zhejiang) Culture Tech Co., Ltd., Haifan (Zhejiang) Culture Tech Co., Ltd., Xiangfeng (Zhejiang) Culture Tech Co., Ltd. and Hongren (Zhejiang) Culture Tech Co., Ltd. after deducting losses of the previous year (if any). WXZJ may adjust the service fees according to the following factors:

●	Quarterly based on the complexity and difficulty of the services provided pursuant to the Exclusive Business Cooperation Agreement during such quarter (“Quarterly Services”);the number of WXZJ’s employees who provided the Quarterly Services and the qualifications of these employees;

●	The number of hours Zhejiang WFOE’s employees spent to provide the Quarterly Services;

●	The nature and value of the Quarterly Services;

●	market reference price; and

●	QYHZ’s operating conditions.

The term of the Exclusive Business Cooperation Agreement is twenty years and is automatically renewable for one year. Upon the expiration of each renewal term, the Exclusive Business Cooperation Agreement can be automatically renewed for one year. In addition, WXZJ shall have the right to terminate this agreement at any time by giving a three-day notice on the termination of this Agreement.

Based on the foregoing contractual arrangements, which grant WXZJ effective control of QYHZ and its subsidiaries and obligate WXZJ to absorb all of the risk of loss from their activities and enable WXZJ to receive all of their expected residual returns, the Company accounts for QYHZ as a VIE. Accordingly, the Company consolidates the accounts of QYHZ for the periods presented herein, in accordance with Regulation S-X-3A-02 promulgated by the Securities Exchange Commission (“SEC”) and Accounting Standards Codification (“ASC”) 810-10, Consolidation.

The following tables represent the financial information of the consolidated VIE and its subsidiaries as of December 31, 2021 and 2022 before eliminating the intercompany balances and transactions between the VIE and other entities within the Company:

	As of December 31,
	2021	2022	2022
	RMB	RMB	USD
ASSETS
Current assets
Cash and cash equivalents	71,308	114,478	16,598
Accounts receivable, net	122,480	165,419	23,984
Prepaid expenses and other current assets	157,724	101,684	14,743
Amounts due from related parties	1,052	1,052	153
Amounts due from inter-companies(1)	139,621	143,968	20,873
Total current assets	492,185	526,601	76,351

Non-current assets
Property and equipment, net	1,312	1,871	271
Intangible assets, net	235,688	418,893	60,734
Goodwill	92,069	172,781	25,051
Deferred tax assets	3,717	3,649	529
Long term deposits and other assets	950	874	127
Long term investments	251,827	381,279	55,280
Right of use assets-operating lease	-	19,209	2,785
Total non-current assets	585,563	998,556	144,777
TOTAL ASSETS	1,077,748	1,525,157	221,128

LIABILITIES
Current liabilities
Accounts payable	64,535	80,564	11,681
Deferred revenue	29,258	62,567	9,071
Accrued salary and employee benefits	13,585	7,942	1,151
Accrued expenses and other current liabilities	5,225	7,014	1,017
Income tax payable	8,801	12,538	1,818
Amounts due to inter-companies(1)	309,098	389,400	56,458
Current portion of contingent consideration – earn-out liability	10,638	4,336	629
Lease liability-operating lease -current	-	7,174	1,040
Total current liabilities	441,140	571,535	82,865

Non-current liabilities
Deferred tax liabilities	58,746	61,236	8,878
Lease liabilities-operating lease -non-current	-	12,773	1,852
Total non-current liabilities	58,746	74,009	10,730
TOTAL LIABILITIES	499,886	645,544	93,595

(1)	Amount due from/to inter-companies consist of intercompany receivables/payables to the other companies within the Company.

All revenue-producing assets recognized by the Company, including trademarks, patents, copyrights and software, that are held by the VIE, please refer to Note 8. There are no unrecognized revenue-producing assets.

Summarized below is the information related to the financial performance of the VIE reported in the Company’s consolidated statements of income for the years ended December 31, 2020, 2021 and 2022, respectively:

	For the years ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	USD
Net revenues	940,783	1,198,273	1,291,701	187,279
Third party customers	936,551	1,164,317	1,291,602	187,265
Inter-companies	4,232	33,956	99	14
Net income	45,722	102,042	143,651	20,827

	For the years ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	USD
Net cash provided by operating activities	270,927	70,255	155,897	22,603
Net cash used in investing activities	(323,670)	(250,714)	(122,236)	(17,723)
Net cash provided by (used in) financing activities	80,247	179,585	(198)	(29)